Earning Per Share - Anti-Dilutive Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted-average shares		137	801
Weighted-average exercise price		$ 44.51	$ 42.07